Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with the SEC’s disclosure requirements regarding pay versus performance, this section presents the SEC-defined “Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge our performance. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed elsewhere in this Proxy Statement, not in replacement.

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2023, 2024 and 2025, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Net Loss ($)
2025	1,617,062	1,546,762	618,452	575,393	27.23	(196,549,741)
2024	1,550,494	1,652,294	677,800	736,258	51.14	(5,887,258)
2023	2,366,595	2,368,595	991,378	992,778	95.65	(75,120,138)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Caroline Beasley	Bruce Beasley and Brian Beasley
2024	Caroline Beasley	Bruce Beasley and Brian Beasley
2023	Caroline Beasley	Bruce Beasley and Brian Beasley

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$-	$-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(44,000)	$(26,950)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(26,300)	$(16,109)
TOTAL ADJUSTMENTS	$(70,300)	$(43,059)

Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Caroline Beasley	Bruce Beasley and Brian Beasley
2024	Caroline Beasley	Bruce Beasley and Brian Beasley
2023	Caroline Beasley	Bruce Beasley and Brian Beasley

PEO Total Compensation Amount	$ 1,617,062	$ 1,550,494	$ 2,366,595
PEO Actually Paid Compensation Amount	$ 1,546,762	1,652,294	2,368,595
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$-	$-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(44,000)	$(26,950)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(26,300)	$(16,109)
TOTAL ADJUSTMENTS	$(70,300)	$(43,059)

Non-PEO NEO Average Total Compensation Amount	$ 618,452	677,800	991,378
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,393	736,258	992,778
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$-	$-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(44,000)	$(26,950)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(26,300)	$(16,109)
TOTAL ADJUSTMENTS	$(70,300)	$(43,059)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 27.23	51.14	95.65
Net Income (Loss)	$ (196,549,741)	$ (5,887,258)	$ (75,120,138)
PEO Name	Caroline Beasley
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (70,300)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,000)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,300)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,059)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,950)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,109)